Financial Instruments Risk Management - Reinsurance Counterparties Exposure by Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of external credit grades [line items]
Carrying value	$ 188,050	$ 178,698
Credit risk | Gross exposure | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	6,138	6,318
Credit risk | Gross exposure | AA or A | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	3,664	3,670
Credit risk | Gross exposure | Below A | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	2,412	2,531
Credit risk | Gross exposure | Not rated | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	62	117
Credit risk | Collateral | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	2,549	2,471
Credit risk | Collateral | AA or A | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	109	4
Credit risk | Collateral | Below A | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	2,378	2,416
Credit risk | Collateral | Not rated | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	62	51
Credit risk | Net exposure | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	$ 3,589	$ 3,847
Net exposure	100.00%	100.00%
Credit risk | Net exposure | AA or A | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	$ 3,555	$ 3,666
Net exposure	99.00%	95.00%
Credit risk | Net exposure | Below A | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	$ 34	$ 115
Net exposure	1.00%	3.00%
Credit risk | Net exposure | Not rated | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	$ 0	$ 66
Net exposure	0.00%	2.00%